Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Net income	$ 350	$ 115	$ 693	$ 193
Other comprehensive (loss) income, net of tax:
Net change in unrealized holding gain (loss) on securities available for sale	(857)	1,080	(289)	2,234
Reclassification adjustment for realized gains in net income	(26)	(103)	(69)	(103)
Other comprehensive (loss) income, before tax	(883)	977	(358)	2,131
Income tax benefit (expense)	299	(332)	122	(725)
Other comprehensive (loss) income, net of tax	(584)	645	(236)	1,406
Comprehensive (loss) income	$ (234)	$ 760	$ 457	$ 1,599